PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	2,002,000,000	2,002,000,000
Class A
Condensed Balance Sheets
Ordinary shares, shares issued	939,479,307	873,679,343
Ordinary shares, shares outstanding	939,479,307	873,679,343
Class B
Condensed Balance Sheets
Ordinary shares, shares issued	67,590,336	67,590,336
Ordinary shares, shares outstanding	67,590,336	67,590,336
Parent Company | Reportable Legal Entities
Condensed Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	2,002,000,000	2,002,000,000
Parent Company | Reportable Legal Entities | Class A
Condensed Balance Sheets
Ordinary shares, shares issued	939,479,307	873,679,343
Ordinary shares, shares outstanding	939,479,307
Parent Company | Reportable Legal Entities | Class B
Condensed Balance Sheets
Ordinary shares, shares issued	67,590,336	67,590,336
Ordinary shares, shares outstanding	67,590,336	67,590,336